UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:


/s/RYAN I. JACOB
RYAN I. JACOB
Redondo Beach, CA
5/15/07

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     40

Form 13F Information Table Value Total:

   $ 95,205 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE




                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                   FORM 13F INFORMATION TABLE AS OF 3/31/2007

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)

ADOBE SYSTEMS INC              COMMON       00724F101        42        1,000          X                        1,000
AGILE SOFTWARE CORP            COMMON       00846X105     2,914      419,351          X                      419,351
AIRSPAN NETWORKS               COMMON       00950H102     2,348      617,900          X                      617,900
AKAMAI TECHNOLOGIES            COMMON       00971T101        85        1,700          X                        1,700
APPLE COMPUTER INC             COMMON       37833100      3,716       40,000          X                       40,000
AUTOBYTEL.COM INC.             COMMON       05275N106     3,535      998,573          X                      998,573
BAIDU.COM                      COMMON       56752108      1,738       18,000          X                       18,000
CNET NETWORKS INC.             COMMON       12613R104     2,552      293,000          X                      293,000
CTRIP.COM INTERNATIONAL ADR    COMMON       22943F100     1,407       21,000          X                       21,000
DELTATHREE.COM INC CL A        COMMON       24783N102       956      537,240          X                      537,240
DIGITAL RIVER, INC             COMMON       25388B104     1,371       24,821          X                       24,821
E*TRADE FINANCIAL CORPORATIO   COMMON       269246104       849       40,000          X                       40,000
EBAY INC                       COMMON       278642103     1,160       35,000          X                       35,000
ELECTRONIC ARTS                COMMON       285512109     1,410       28,000          X                       28,000
GOOGLE INC.                    COMMON       38259P508     5,498       12,000          X                       12,000
HOLLYWOOD MEDIA CORP           COMMON       436233100     3,342      761,200          X                      761,200
INFOSPACE INC                  COMMON       45678T201     3,819      148,790          X                      148,790
JUPITERMEDIA CORP              COMMON       48207D101     1,389      209,855          X                      209,855
MACROVISION CORP               COMMON       555904101     2,467       98,474          X                       98,474
MONSTER WORLDWIDE INC          COMMON       611742107     1,032       21,789          X                       21,789
MOVE INC.                      COMMON       62458M108         8        1,473          X                        1,473
NAPSTER INC                    COMMON       630797108     4,811    1,161,988          X                    1,161,988
NEWS CORP INC - CL A           COMMON       65248E104     2,774      120,000          X                      120,000
NOVELL INC                     COMMON       670006105     2,888      400,000          X                      400,000
OPENWAVE SYSTEMS INC           COMMON       683718308     2,899      355,653          X                      355,653
RED HAT INC                    COMMON       756577102     3,210      140,000          X                      140,000
SANDISK CORP.                  COMMON       80004C101     3,504       80,000          X                       80,000
SOHU.COM INC                   COMMON       83408W103     5,235      244,300          X                      244,300
SUMTOTAL SYSTEMS INC           COMMON       866615107     1,353      169,588          X                      169,588
SUN MICROSYSTEMS INC           COMMON       866810104     1,935      322,000          X                      322,000
TD AMERITRADE HOLDING CORP     COMMON       87236Y108     1,545      103,800          X                      103,800
THQ INC                        COMMON       872443403     1,988       58,143          X                       58,143
TAKE-TWO INTERACTIVE SOFTWAR   COMMON       874054109     3,008      149,368          X                      149,368
THE STREET.COM INC             COMMON       88368Q103     1,329      108,449          X                      108,449
VA SOFTWARE CORP.              COMMON       91819B105       161       40,000          X                       40,000
WEBMETHODS INC                 COMMON       94768C108     3,995      555,607          X                      555,607
YAHOO! INC                     COMMON       984332106     5,140      164,274          X                      164,274
CDC CORP CL A                  COMMON       G2022L106     3,114      344,513          X                      344,513
SINA CORP                      COMMON       G81477104     2,638       78,500          X                       78,500
ALVARION LIMITED               COMMON       M0861T100     2,040      253,400          X                      253,400


* All of the securities listed within this column are stated in SH.
